united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC, 80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 7/31

Date of reporting period: 04/30/16

Item 1. Schedule of Investments.

Astor Active Income ETF Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2016
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 96.0%
		DEBT FUNDS - 88.0%
	3,067	Guggenheim Enhanced Short Duration ETF *	$ 153,227
	174	iShares iBoxx $ Investment Grade Corporate Bond ETF	20,937
	989	iShares iBoxx $ High Yield Corporate Bond ETF	82,928
	1,391	iShares Intermediate Credit Bond ETF	153,219
	1,835	iShares Short Maturity Bond ETF	91,989
	1,627	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	155,623
	5,831	PowerShares Senior Loan Portfolio	134,638
	672	PowerShares Build America Bond Portfolio	20,214
	2,303	ProShares Short 20+ Year Treasury *	52,485
	1,094	SPDR Blackstone / GSO Senior Loan ETF	51,221
			916,481
		EQUITY FUNDS - 8.0%
	1,057	iShares Core High Dividend ETF	83,344

		TOTAL EXCHANGE TRADED FUNDS (Cost $1,006,412)	999,825

		SHORT-TERM INVESTMENTS - 3.7%
	38,187	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.20% + (Cost $38,187)	38,187

		TOTAL INVESTMENTS - 99.7% (Cost $1,044,599) (a)	$ 1,038,012
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	3,306
		TOTAL NET ASSETS - 100.0%	$ 1,041,318

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,046,289 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 9,458
		Unrealized Depreciation:	(17,735)
		Net Unrealized Depreciation:	$ (8,277)

Astor Long/Short ETF Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2016
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 97.3%
		ASSET ALLOCATION FUNDS - 3.1%
	30,910	CurrencyShares Euro Trust *	$ 3,456,975

		DEBT FUNDS - 23.3%
	109,955	Guggenheim Enhanced Short Duration ETF *	5,493,352
	49,770	iShares Core U.S. Aggregate Bond ETF	5,518,995
	43,815	iShares Short Maturity Bond ETF	2,196,446
	97,862	SPDR Blackstone / GSO Senior Loan ETF	4,581,899
	307,347	SPDR Barclays Short Term High Yield Bond ETF	8,175,430
			25,966,122
		EQUITY FUNDS - 70.9%
	277,652	First Trust Large Cap Core AlphaDEX Fund	12,341,631
	42,598	Guggenheim S&P 500 Equal Weight ETF	3,386,967
	152,378	iShares Core S&P Total US Stock Market ETF	14,308,294
	80,947	iShares Core S&P 500 ETF	16,785,980
	389,007	iShares Edge MSCI Min Vol USA ETF	17,026,836
	95,054	iShares MSCI EAFE ETF	5,554,005
	29,542	iShares U.S. Real Estate ETF	2,264,985
	94,150	PowerShares S&P 500 High Dividend Low Volatility Portfolio	3,492,965
	15,219	SPDR S&P MidCap 400 ETF Trust	4,045,971
			79,207,634

		TOTAL EXCHANGE TRADED FUNDS (Cost $106,474,419)	108,630,731

		SHORT-TERM INVESTMENTS - 2.6%
	2,928,013	UB Institutional Trust Deposit 0.15% + (Cost $2,928,013)	2,928,013

		TOTAL INVESTMENTS - 99.9% (Cost $109,402,432) (a)	$ 111,558,744
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	137,115
		TOTAL NET ASSETS - 100.0%	$ 111,695,859

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $109,412,762 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,003,343
		Unrealized Depreciation:	(857,361)
		Net Unrealized Appreciation:	$ 2,145,982

Astor S.T.A.R. ETF Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2016
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 97.6%
		DEBT FUNDS - 26.4%
	131,052	Guggenheim Enhanced Short Duration ETF *	$ 6,547,358
	80,724	iShares Core U.S. Aggregate Bond ETF	8,951,485
	348,025	iShares Short Maturity Bond ETF	17,446,493
			32,945,336
		EQUITY FUNDS - 71.2%
	275,041	First Trust Consumer Discretionary AlphaDEX Fund	9,527,420
	193,925	First Trust Consumer Staples AlphaDEX Fund	9,007,816
	157,924	First Trust Energy AlphaDEX Fund	2,496,778
	731,651	First Trust Financial AlphaDEX Fund	16,952,354
	205,301	First Trust Health Care AlphaDEX Fund *	11,841,762
	90,558	First Trust Industrials/Producer Durables AlphaDEX Fund	2,577,281
	215,134	First Trust Large Cap Core AlphaDEX Fund	9,562,706
	127,765	First Trust Mid Cap Core AlphaDEX Fund	6,397,193
	137,566	First Trust Small Cap Core AlphaDEX Fund	6,267,507
	373,291	First Trust Technology AlphaDEX Fund	11,833,325
	99,776	First Trust Utilities AlphaDEX Fund	2,529,322
			88,993,464

		TOTAL EXCHANGE TRADED FUNDS (Cost $125,051,498)	121,938,800

		SHORT-TERM INVESTMENTS - 1.5%
	1,859,800	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.20% + (Cost $1,859,800)	1,859,800

		TOTAL INVESTMENTS - 99.1% (Cost $126,911,298) (a)	$ 123,798,600
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	1,126,413
		TOTAL NET ASSETS - 100.0%	$ 124,925,013

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $126,911,298 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,324,420
		Unrealized Depreciation:	(4,437,118)
		Net Unrealized Depreciation:	$ (3,112,698)

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 89.2%
	DEBT FUNDS - 45.2%
700	iShares 10+ Year Credit Bond ETF	$ 42,266
1,500	iShares 20+ Year Treasury Bond ETF	194,070
4,300	iShares Core U.S. Aggregate Bond ETF	476,827
400	iShares Intermediate Credit Bond ETF	44,060
1,100	SPDR Barclays High Yield Bond ETF	38,830
		796,053
	EQUITY FUNDS - 44.0%
1,000	Guggenheim S&P 500 Equal Weight ETF	79,510
1,100	Guggenheim S&P 500 Pure Growth ETF	86,570
1,000	Guggenheim S&P 500 Pure Value ETF	51,920
2,300	iShares Edge MSCI Min Vol USA ETF	100,671
600	iShares Russell 2000 ETF	67,416
500	iShares Russell Mid-Cap ETF	82,290
900	iShares Select Dividend ETF	73,836
600	Powershares QQQ Trust Series 1	63,432
500	SPDR S&P500 ETF Trust	103,150
800	Vanguard REIT ETF	65,464
		774,259

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,554,496)	1,570,312

	TOTAL INVESTMENTS - 89.2% (Cost $1,554,496) (a)	$ 1,570,312
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.8%	189,490
	TOTAL NET ASSETS - 100.0%	$ 1,759,802

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,554,496 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 28,010
	Unrealized Depreciation:	(12,194)
	Net Unrealized Appreciation:	$ 15,816

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

FUTURES CONTRACTS ^

Long Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Gain (Loss)
1	Brent Crude Future Jul 2016	Deutsche Bank	$ 47,370	$ 2,500
2	Corn Future Jun 2016	Deutsche Bank	39,175	450
1	Long Gilt Future Jun 2016	Deutsche Bank	119,600	(2,607)
1	Soybean Future Jul 2016	Deutsche Bank	51,488	3,475
1	World Sugar Jul 2016	Deutsche Bank	18,278	784
	Net Unrealized Gain from Open Long Futures Contracts			$ 4,602
Short Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Gain (Loss)
1	British Pound Future Jun 2016	Deutsche Bank	$ 91,331	$ (1,931)
2	Canadian 10 Year Bond Jun 2016	Deutsche Bank	278,320	1,731
2	CBOE VIX Future May 2016	Deutsche Bank	33,750	(1,650)
1	Euro-Bund Future Jun 2016	Deutsche Bank	161,880	1,157
3	Natural Gas Future Jun 2016	Deutsche Bank	65,340	280
	Net Unrealized Loss from Open Short Futures Contracts			$ (413)

^ Each futures contract is a holding of AMA Fund Limited CFC ("AMA") which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.
** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of April 30, 2016 the amount of unrealized and realized gain on futures contracts subject to commodity price, interest rate and foreign exchange rate risk amounted to $4,189 and $65,876, respectively.

Valuation of Underlying Funds - Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016, for the Funds’ assets and liabilities measured at fair value:

Astor Active Income ETF Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 999,825	$ -	$ -	$ 999,825
Short-Term Investments	38,187	-	-	38,187
Total	$ 1,038,012	$ -	$ -	$ 1,038,012

Astor Long/Short ETF Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 108,630,731	$ -	$ -	$ 108,630,731
Short-Term Investments	2,928,013	-	-	2,928,013
Total	$ 111,558,744	$ -	$ -	$ 111,558,744

Astor S.T.A.R. ETF Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 121,938,800	$ -	$ -	$ 121,938,800
Short-Term Investments	1,859,800	-	-	1,859,800
Total	$ 123,798,600	$ -	$ -	$ 123,798,600

Astor Macro Alternative Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,570,312	$ -	$ -	$ 1,570,312
Open Futures Contracts ***	4,189	-	-	4,189
Total	$ 1,574,501	$ -	$ -	$ 1,574,501
There were no transfers into and out of Levels during the current periods presented.
It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for classification by asset class.
**Refer to the Consolidated Schedule of Investments for classification by asset class.
*** Includes cumulative net unrealized appreciation on futures contracts open at April 30, 2016.

UNDERLYING FUND RISK
Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund includes AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation ("CFC").

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which act as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund's investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Aster Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net assets value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund's ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the Fund's investments in the AMA is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2016	% of Fund Net Assets at April 30, 2016
AMA-CFC	6/15/15	$135,930	7.7%

The Fund currently invests a portion of its assets in the Partnership through AMA. AMA maintained a controlling interest in the Partnership during the period ended April 30, 2016 and consolidated the operations of the Partnership for the period ended April 30, 2016. The Fund may redeem its investment from the Partnership at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. As of April 30, 2016 the percentage of the Fund’s net assets invested in the Partnership was 7.7%. The performance of the Fund may be directly affected by the performance of the Partnership.

For tax purposes, AMA is an exempted Cayman investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 6/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 6/28/2016

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 6/28/2016